UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DOLPHIN LIMITED PARTNERSHIP I, L.P.
Address: 96 CUMMINGS POINT ROAD

         STAMFORD, CT  06902

13F File Number:  28-11247

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      DONALD T. NETTER
Title:     SENIOR MANAGING DIRECTOR OF DOLPHIN HOLDINGS CORP.
Phone:     (203) 358-8000

Signature, Place, and Date of Signing:

     DONALD T. NETTER     STAMFORD, CT     May 15, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     16

Form13F Information Table Value Total:     $16,949 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


     28-11255                      DOLPHIN HOLDINGS CORP.
     28-11256                      DONALD T. NETTER

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACXIOM CORP                    COM              5125109        989   133650          DEFINED 2              133650
CABLEVISION SYS CORP           CL A             12686C109     1088    84119          DEFINED 2               84119
CORNELL COMPANIES INC          COM              219141108     1852   113123          DEFINED 2              113123
DILLARDS INC                   CL A             254067101      239    41927          DEFINED 2               41927
HARRIS CORP                    COM              413875105     1820    62880          DEFINED 2               62880
HUNTSMAN CORP                  COM              447011107      597   190852          DEFINED 2              190852
INFOGROUP INC                  COM              45670G108     4617  1109838          DEFINED 2             1109838
JOHNSON OUTDOORS INC           CL A             479167108      938   185800          DEFINED 2              185800
LANDRYS RESTAURANTS INC        COM              51508L103      262    50252          DEFINED 2               50252
LEAR CORP                      COM              521865105       63    84000          DEFINED 2               84000
MULTIMEDIA GAMES INC           COM              625453105      642   298401          DEFINED 2              298401
POINT BLANK SOLUTIONS INC      COM              730529104      316   865167          DEFINED 2              865167
PROSHARES TR                   PSHS ULT SP500   74347R107      795    40294          DEFINED 2               40294
TITANIUM METALS CORP           COM              888339207      547   100000          DEFINED 2              100000
VALERO ENERGY CORP             CALL             91913Y900      967    54000     C    DEFINED 2               54000
YAHOO INC                      COM              984332106     1217    95000          DEFINED 2               95000